Income Taxes - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pool	CAD 2,400	CAD 2,400
Non-capital losses	2,000	2,000
Non-capital losses for which deferred tax asset has not been recognozed	17	0
Realized and unrealized net capital losses	CAD 586	CAD 591